Subordinated liabilities	6 Months Ended
Jun. 30, 2022
Subordinated liabilities [abstract]
Subordinated liabilities	Subordinated liabilities

	Half year ended 30.06.22	Year ended 31.12.21
	£m	£m
Opening balance as at 1 January	12,759	16,341
Issuances	259	1,890
Redemptions	(1,180)	(4,807)
Other	33	(665)
Closing balance	11,871	12,759
Issuances of £259m comprise £128m USD Floating Rate Notes, £89m ZAR Floating Rate Notes and £42m EUR Floating Rate Notes issued externally by Barclays subsidiaries.
Redemptions of £1,180m comprise £1,039m notes issued externally by Barclays Bank PLC, £74m USD Floating Rate Notes issued externally by a Barclays subsidiary and £67m GBP Undated Subordinated Loan Notes (secured) issued externally by a Barclays securitisation special purpose vehicle (SPV). £1,039m notes issued externally by Barclays Bank PLC comprise £838m EUR 6.625% Fixed Rate Subordinated Notes, £147m USD 6.86% Callable Perpetual Core Tier One Notes, £42m EUR Subordinated Floating Rate Notes and £12m GBP 6% Callable Perpetual Core Tier One Notes.
Other movements predominantly comprise foreign exchange movements and fair value hedge adjustments